Acquisitions and Divestitures Lavaca Acquisition Narrative (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 31, 2014 USD ($) mi	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Loss on impairment of goodwill		$ 15,400	$ 148,500	$ 15,456	$ 148,488	$ 0
Lavaca
Business Acquisition [Line Items]
Length of pipeline | mi	120
Cash	$ 104,400
Crude Oil Supply and Logistics Business
Business Acquisition [Line Items]
Loss on impairment of goodwill			118,600
Crude Oil Supply and Logistics Business | Lavaca
Business Acquisition [Line Items]
Loss on impairment of goodwill			$ 23,600